Acquisition of remaining interest in the Rosemont project (Narrative) (Details) - Agreement with United Copper & Moly LLC ("UCM") [Member] - Rosemont Project [Member] $ in Thousands	Apr. 25, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	7.95%
Upfront cash consideration paid	$ 45,000
Commitment to pay three annual installments of per year, commencing July 1, 2022	10,000
Loan receivable balance written off	$ 25,978
Percentage of ownership interest held	100.00%